Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Segment Information	Segment Information
The Company determines an operating segment if a component (i) engages in business activities from which it earns revenues and incurs expenses, (ii) has discrete financial information, and is (iii) regularly reviewed by Mark Penn, Chief Executive Officer and Chairman of the Company, our Chief Operating Decision Maker (“CODM”) to make decisions regarding resource allocation for the segment and assess its performance. Once operating segments are identified, the Company performs an analysis to determine if aggregation of operating segments is applicable. This determination is based upon a quantitative analysis of the expected and historic average long-term profitability for each operating segment, together with a qualitative assessment to determine if operating segments have similar operating characteristics.
The CODM uses Adjusted EBITDA (defined below) as a key metric, to evaluate the operating and financial performance of a segment, identify trends affecting the segments, develop projections and make strategic business decisions. Adjusted EBITDA is defined as Net income (loss) attributable to MDC Partners Inc. common shareholders plus or minus adjustments to operating income (loss) plus depreciation and amortization, stock-based compensation, deferred acquisition consideration adjustments, distributions from non-consolidated affiliates and other items. Distributions from non-consolidated affiliates includes (i) cash received for profit distributions from non-consolidated affiliates, and (ii) consideration from the sale of ownership interests in non-consolidated affiliates less contributions to date plus undistributed earnings (losses). Other items includes items such as severance expense and other restructuring expenses.
Effective in the first quarter of 2020, the Company reorganized its management structure resulting in the aggregation of certain Partner Firms into integrated groups (“Networks”). Mr. Penn appointed key agency executives, that report directly into him, to lead each Network. In connection with the reorganization, we reassessed our reportable segments to align our external reporting with how we operate the Networks under our new organizational structure. Prior periods presented have been recast to reflect the change in reportable segments.
The three reportable segments that resulted from our reassessment are as follows: “Integrated Networks - Group A”, “Integrated Networks - Group B”; and “Media & Data Network.” In addition, the Company combines and discloses operating segments that do not meet the aggregation criteria as “All Other.” The Company also reports corporate expenses, as further detailed below, as “Corporate.”All segments follow the same basis of presentation and accounting policies as those described throughout the Notes to the Unaudited Condensed Consolidated Financial Statements included herein and Note 2 of the Company’s 2019 Form 10-K.

•	The Integrated Networks - Group A reportable segment is comprised of the Anomaly Alliance (Anomaly, Concentric Partners, Hunter, Mono, Y Media Labs) and Colle McVoy operating segments.

•
The Integrated Networks - Group B reportable segment is comprised of the Constellation (72andSunny, CPB, Instrument and Redscout) and Doner Partner Network (6degrees, Doner, KWT, Union, Veritas and Yamamoto) operating segments.

The operating segments aggregated within the Integrated Networks - Group A and B reportable segments provide a range of services for their clients, primarily including strategy, creative and production for advertising campaigns across a variety of platforms (print, digital, social media, television broadcast) as well as public relations and communications services, experiential, social media and influencer marketing. These operating segments share similar characteristics related to (i) the nature of their services;
(ii) the type of clients and the methods used to provide services; and (iii) the extent to which they may be impacted by global economic and geopolitical risks. In addition, these operating segments compete with each other for new business and from time to time have business move between them. While the operating segments are similar in nature, the distinction between the Integrated Networks - Group A and B is the aggregation of operating segments that have the most similar historical and expected average long-term profitability.

•
The Media & Data Network reportable segment is comprised of a single operating segment that combines media buying and planning across a range of platforms (out-of-home, paid search, social media, lead generation, programmatic, television broadcast) with technology and data capabilities.

•
All Other consists of the Company’s remaining operating segments that provide a range of services including advertising, public relations and marketing communication services, but generally do not have similar services offerings or financial characteristics as those aggregated in the reportable segments. The All Other category includes Allison & Partners, Bruce Mau, Forsman & Bodenfors, Hello, Team and Vitro.

•
Corporate consists of corporate office expenses incurred in connection with the strategic resources provided to the operating segments, as well as certain other centrally managed expenses that are not fully allocated to the operating segments. These office and general expenses include (i) salaries and related expenses for corporate office employees, including employees dedicated to supporting the operating segments, (ii) occupancy expenses relating to properties occupied by all corporate office employees, (iii) other office and general expenses including professional fees for the financial statement audits and other public company costs, and (iv) certain other professional fees managed by the corporate office. Additional expenses managed by the corporate office that are directly related to the operating segments are allocated to the appropriate reportable segment and the All Other category.

	Three Months Ended March 31,
	2020	2019
Revenue:
Integrated Networks - Group A	$90,621	$73,739
Integrated Networks - Group B	117,707	133,171
Media & Data Network	41,058	43,232
All Other	78,356	78,649
Total	$327,742	$328,791

Adjusted EBITDA:
Integrated Networks - Group A	$16,303	$915
Integrated Networks - Group B	17,135	18,280
Media & Data Network	1,787	31
All Other	9,905	6,801
Corporate	(5,562)	(4,552)
Total Adjusted EBITDA	$39,568	$21,475

Depreciation and amortization	$(9,206)	$(8,838)
Impairment and other losses	(161)	—
Stock-based compensation	(3,070)	(2,972)
Deferred acquisition consideration adjustments	4,600	7,643
Distributions from non-consolidated affiliates	14	—
Other items, net	(2,416)	(1,626)
Total Operating Income	$29,329	$15,682

Other Income (Expenses):
Interest expense and finance charges, net	$(15,612)	$(16,760)
Foreign exchange gain (loss)	(14,757)	5,442
Other, net	16,334	(3,383)
Income before income taxes and equity in earnings of non-consolidated affiliates	15,294	981
Income tax expense	13,500	748
Income before equity in earnings of non-consolidated affiliates	1,794	233
Equity in earnings of non-consolidated affiliates	—	83
Net income	1,794	316
Net income attributable to the noncontrolling interest	(791)	(429)
Net income (loss) attributable to MDC Partners Inc.	$1,003	$(113)

	Three Months Ended March 31,
	2020	2019
Depreciation and amortization:
Integrated Networks - Group A	$1,741	$1,942
Integrated Networks - Group B	4,526	3,773
Media & Data Network	808	993
All Other	1,899	1,913
Corporate	232	217
Total	$9,206	$8,838

Stock-based compensation:
Integrated Networks - Group A	$1,961	$3,595
Integrated Networks - Group B	900	864
Media & Data Network	(13)	—
All Other	80	86
Corporate	142	(1,573)
Total	$3,070	$2,972

Capital expenditures:
Integrated Networks - Group A	$358	$1,881
Integrated Networks - Group B	477	1,168
Media & Data Network	86	138
All Other	323	418
Corporate	302	1
Total	$1,546	$3,606

The Company’s CODM does not use segment assets to allocate resources or to assess performance of the segments and therefore, total segment assets have not been disclosed.
See Note 3 of the Notes to the Unaudited Condensed Consolidated Financial Statements included herein for a summary of the Company’s revenue by geographic region for three months ended March 31, 2020 and 2019.
Segment Information
The Company determines an operating segment if a component (i) engages in business activities from which it earns revenues and incurs expenses, (ii) has discrete financial information, and is (iii) regularly reviewed by Mark Penn, Chief Executive Officer and Chairman of the Company, our Chief Operating Decision Maker (“CODM”), to make decisions regarding resource allocation for the segment and assess its performance. Once operating segments are identified, the Company performs an analysis to determine if aggregation of operating segments is applicable. This determination is based upon a quantitative analysis of the expected and historic average long-term profitability for each operating segment, together with a qualitative assessment to determine if operating segments have similar operating characteristics.
The CODM uses Adjusted EBITDA (defined below) as a key metric, to evaluate the operating and financial performance of a segment, identify trends affecting the segments, develop projections and make strategic business decisions. Adjusted EBITDA is defined as Net income (loss) attributable to MDC Partners Inc. common shareholders plus or minus adjustments to operating income (loss) plus depreciation and amortization, stock-based compensation, deferred acquisition consideration adjustments, distributions from non-consolidated affiliates and other items. Distributions from non-consolidated affiliates includes (i) cash received for profit distributions from non-consolidated affiliates, and (ii) consideration from the sale of ownership interests in non-consolidated affiliates less contributions to date plus undistributed earnings (losses). Other items includes items such as severance expense and other restructuring expenses.
Effective in the first quarter of 2020, the Company reorganized its management structure resulting in the aggregation of certain Partner Firms into integrated groups (“Networks”). Mr. Penn appointed key agency executives, that report directly into him, to lead each Network. In connection with the reorganization, we reassessed our reportable segments to align our external reporting with how we operate the Networks under our new organizational structure. Prior periods presented have been recast to reflect the change in reportable segments.
The three reportable segments that resulted from our reassessment are as follows: “Integrated Networks - Group A”, “Integrated Networks - Group B”; and “Media & Data Network.” In addition, the Company combines and discloses operating segments that do not meet the aggregation criteria as “All Other.” The Company also reports corporate expenses, as further detailed below, as “Corporate.” All segments follow the same basis of presentation and accounting policies as those described in Note 2 to the Consolidated Financial Statements included herein.

•	The Integrated Networks - Group A reportable segment is comprised of the Anomaly Alliance (Anomaly, Concentric Partners, Hunter, Mono, Y Media Labs) and Colle McVoy operating segments.

•
The Integrated Networks - Group B reportable segment is comprised of the Constellation (72andSunny, CPB, Instrument and Redscout) and Doner Partner Network (6degrees, Doner, KWT, Union, Veritas and Yamamoto) operating segments.

The operating segments aggregated within the Integrated Networks - Group A and B reportable segments provide a range of services for their clients, primarily including strategy, creative and production for advertising campaigns across a variety of platforms (print, digital, social media, television broadcast) as well as public relations and communications services, experiential, social media and influencer marketing. These operating segments share similar characteristics related to (i) the nature of their services; (ii) the type of clients and the methods used to provide services; and (iii) the extent to which they may be impacted by global economic and geopolitical risks. In addition, these operating segments compete with each other for new business and from time to time have business move between them. While the operating segments are similar in nature, the distinction between the Integrated Networks - Group A and B is the aggregation of operating segments that have the most similar historical and expected average long-term profitability.

•
The Media & Data Network reportable segment is comprised of a single operating segment that combines media buying and planning across a range of platforms (out-of-home, paid search, social media, lead generation, programmatic, television broadcast) with technology and data capabilities.

•
All Other consists of the Company’s remaining operating segments that provide a range of services including advertising, public relations and marketing communication services, but generally do not have similar services offerings or financial characteristics as those aggregated in the reportable segments. The All Other category includes Allison & Partners, Bruce Mau, Forsman & Bodenfors, Hello, Team and Vitro.

•
Corporate consists of corporate office expenses incurred in connection with the strategic resources provided to the operating segments, as well as certain other centrally managed expenses that are not fully allocated to the operating segments. These office and general expenses include (i) salaries and related expenses for corporate office employees, including employees dedicated to supporting the operating segments, (ii) occupancy expenses relating to properties occupied by all corporate office employees, (iii) other office and general expenses including professional fees for the financial statement audits and other public company costs, and (iv) certain other professional fees managed by the corporate office. Additional expenses managed by the corporate office that are directly related to the operating segments are allocated to the appropriate reportable segment and the All Other category.

	Years Ended December 31,
	2019	2018	2017
Revenue:
Integrated Networks - Group A	$392,101	$393,890	$337,104
Integrated Networks - Group B	531,717	551,317	591,630
Media & Data Network	161,451	183,287	200,757
All Other	330,534	346,594	384,288
Total	$1,415,803	$1,475,088	$1,513,779

Adjusted EBITDA
Integrated Networks - Group A	$74,822	$75,609	$69,084
Integrated Networks - Group B	84,568	74,091	91,155
Media & Data Network	7,746	12,205	23,707
All Other	37,618	38,307	51,906
Corporate	(30,601)	(38,761)	(32,360)
Total Adjusted EBITDA	$174,153	$161,451	$203,492

Depreciation and amortization	$(38,329)	$(46,196)	$(43,474)
Goodwill and other impairment	(8,599)	(87,204)	(5,471)
Stock compensation expense	(31,040)	(18,416)	(24,350)
Deferred acquisition consideration expense/(income)	(5,403)	457	4,898
Gain/(Loss) on investments	(2,048)	(779)	(3,939)
Other expense/(income)	(9,274)	(7,879)	(253)
Total Operating Income	$79,460	$1,434	$130,903

Other Income (expense):
Interest expense and finance charges, net	$(64,942)	$(67,075)	$(64,364)
Foreign exchange gain (loss)	8,750	(23,258)	18,137
Other, net	(2,401)	230	1,346
Income (loss) before income taxes and equity in earnings of non-consolidated affiliates	20,867	(88,669)	86,022
Income tax expense (benefit)	10,316	29,615	(168,358)
Income (loss) before equity in earnings of non-consolidated affiliates	10,551	(118,284)	254,380
Equity in earnings of non-consolidated affiliates	352	62	2,081
Net income (loss)	10,903	(118,222)	256,461
Net income attributable to the noncontrolling interest	(16,156)	(11,785)	(15,375)
Net income (loss) attributable to MDC Partners Inc.	$(5,253)	$(130,007)	$241,086

	Years Ended December 31,
	2019	2018	2017
Depreciation and amortization:
Integrated Networks - Group A	$8,559	$9,602	$8,599
Integrated Networks - Group B	15,904	19,032	14,401
Media & Data Network	4,303	3,820	4,605
All Other	8,695	12,980	14,771
Corporate	868	762	1,098
Total	$38,329	$46,196	$43,474

Stock-based compensation:
Integrated Networks - Group A	$24,420	$5,792	$9,257
Integrated Networks - Group B	4,303	6,890	9,058
Media & Data Network	63	320	643
All Other	374	755	3,258
Corporate	1,880	4,659	2,134
Total	$31,040	$18,416	$24,350

Capital expenditures:
Integrated Networks - Group A	$5,934	$8,228	$10,242
Integrated Networks - Group B	9,270	6,352	15,739
Media & Data Network	627	1,632	4,026
All Other	2,729	3,985	2,928
Corporate	36	67	23
Total	$18,596	$20,264	$32,958

A summary of the Company’s long-lived assets, comprised of fixed assets, goodwill and intangibles, net, by geographic region at December 31, is set forth in the following table.

	United States	Canada	Other	Total
Long-lived Assets
2019	$68,497	$4,475	$8,082	$81,054
2018	$76,781	$4,779	$6,629	$88,189

Goodwill and Intangible Assets
2019	$659,584	$64,842	$62,158	$786,584
2018	$671,141	$61,748	$67,628	$800,517
The Company’s CODM does not use segment assets to allocate resources or to assess performance of the segments and therefore, total segment assets have not been disclosed.

A summary of the Company’s revenue by geographic region at December 31 is set forth in the following table.

	United States	Canada	Other	Total
Revenue:
2019	$1,116,047	$105,066	$194,690	$1,415,803
2018	$1,152,055	$124,023	$199,010	$1,475,088
2017	$1,172,319	$123,138	$218,322	$1,513,779